Consolidated Statement of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Operating activities
Net (loss) earnings	$ (108,906)		$ 259,285	[1]
Add (deduct):
Income tax (recovery) expense recognized in net earnings	(988)		27,208
Net financing charges	363,884		156,842
Depreciation and amortization	282,806		147,186
Stock-based compensation	12,806		10,622
Acquisition of market access rights in connection with Eldorado	20,661
Unrealized loss (gain) on foreign exchange	(25,336)		10,324
Unrealized (gain) on investments	(673)		(170)
Impairment (reversal of impairment) of property and equipment, intangible assets and assets held for sale	6,156		(6,799)
Net (earnings) loss from associates	(1,068)		2,569	[1]
Realized loss (gain) on current investments and promissory note	2,727		(50,038)
Income taxes paid	(41,117)		(9,357)
Changes in non-cash operating elements of working capital	(9,403)		(3,801)
Customer deposit liability movement	7,637		(30,924)
Other	(14)		2,301
Net cash inflows from operating activities	559,844		494,600
Investing activities
Acquisition of subsidiaries, net of cash acquired	(1,865,262)		(6,516)
Additions to intangible assets	(28,202)		(1,893)
Additions to property and equipment	(33,952)		(10,997)
Additions to deferred development costs	(51,574)		(23,212)
Net sale of investments utilizing customer deposits	19,515		117,106
Cash movement from (to) restricted cash	35,000
Settlement of promissory note			8,084
Net investment in associates	1,068		(2,000)
Proceeds on disposal of interest in associate classified as held for sale			16,127
Sale of investments			88,760
Settlement of minimum revenue guarantee	(7,006)		(9,311)
Other	(3,760)		(1,298)
Net cash (outflows) inflows from investing activities	(1,934,173)		174,850
Financing activities
Issuance of Common Shares	717,250
Transaction costs on issuance of Common Shares	(32,312)
Issuance of Common Shares in relation to stock options	31,066		16,665
Redemption of SBG preferred shares	(663,407)
Repayment of shareholder loan on acquisition	(10,879)
Issuance of long-term debt	5,957,976
Transaction costs on long-term debt	(36,559)		(4,719)
Repayment of long-term debt	(2,974,393)		(139,913)
Repayment of long-term debt assumed on business combination	(1,079,729)
Interest paid	(186,162)		(124,627)
Net proceeds on loan from non-controlling interest	31,730
Payment of deferred consideration			(197,510)
Settlement of derivatives	(125,822)		13,904
Acquisition of further interest in subsidiaries	(48,240)
Settlement of margin			(7,602)
Capital contribution from non-controlling interest	12,060
Net cash inflows (outflows) from financing activities	1,592,579		(443,802)
Increase in cash and cash equivalents	218,250		225,648
Unrealized foreign exchange difference on cash and cash equivalents	(7,497)		16,991
Cash and cash equivalents – beginning of period	510,323	[2]	267,684
Cash and cash equivalents - end of period	$ 721,076		$ 510,323	[2]

[1]	Certain amounts were reclassified in the comparative period. See note 2.
[2]	* Certain amounts were reclassified in the comparative period during the three months ended June 30, 2018. See note 2. See accompanying notes.